FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-06336
                                                     ---------

                     Franklin Templeton International Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                           -------


Item 1. Schedule of Investments.

Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS (UNAUDITED)
JULY 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Smaller Companies Fund ...............................  3
Templeton Global Long-Short Fund .......................................  7
Notes to Statements of Investments ..................................... 11


                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                        Quarterly Statements of Investments  | 1
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Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 86.2%
   AUSTRALIA 5.9%
   APN News & Media Ltd. .........................                     Media                    1,622,755     $  4,818,399
   Billabong Internatational Ltd. ................       Textiles, Apparel & Luxury Goods         819,681        4,661,062
   Iluka Resources Ltd. ..........................                Metals & Mining               1,654,410        5,213,623
   John Fairfax Holdings Ltd. ....................                     Media                    1,991,400        5,257,555
   Promina Group Ltd. ............................                   Insurance                  1,720,818        4,760,099
a  Sons of Gwalia Ltd. ...........................                Metals & Mining               2,376,887        2,862,997
                                                                                                              -------------
                                                                                                                27,573,735
                                                                                                              -------------
   AUSTRIA 1.8%
   Wienerberger AG ...............................               Building Products                202,716        7,272,980
   Wienerberger AG, 144A .........................               Building Products                 25,339          909,105
                                                                                                              -------------
                                                                                                                 8,182,085
                                                                                                              -------------
   BELGIUM 1.2%
   Barco NV ......................................      Electronic Equipment & Instruments         63,220        5,438,320
                                                                                                              -------------
   CANADA 11.5%
a  ATI Technologies Inc. .........................            Computers & Peripherals             289,913        4,635,554
a  GSI Lumonics Inc. .............................      Electronic Equipment & Instruments        422,560        5,662,749
   Laurentian Bank of Canada .....................               Commercial Banks                 379,719        8,005,814
   Legacy Hotels .................................                  Real Estate                   742,622        3,950,593
   Linamar Corp. .................................                Auto Components                 487,035        4,874,015
   North West Company Fund .......................        Diversified Financial Services          459,320        8,159,928
   Quebecor World Inc. ...........................        Commercial Services & Supplies          223,380        4,931,504
   Torstar Corp., B ..............................                     Media                      139,980        2,594,212
   Transcontinental Inc., A ......................        Commercial Services & Supplies          345,200        6,823,479
   Transcontinental Inc., B ......................        Commercial Services & Supplies          200,000        3,963,883
                                                                                                              -------------
                                                                                                                53,601,731
                                                                                                              -------------
   CHINA 1.5%
a  China Resources Power Co. Ltd. ................              Electric Utilities              9,502,000        4,872,914
   Chitaly Holding ...............................              Household Durables                 38,000           20,462
   Weiqiao Textile Co. ...........................       Textiles, Apparel & Luxury Goods         518,000          767,053
   Weiqiao Textile Co., 144A .....................       Textiles, Apparel & Luxury Goods       1,028,000        1,522,260
                                                                                                              -------------
                                                                                                                 7,182,689
                                                                                                              -------------
   DENMARK 2.4%
   ISS A/S .......................................        Commercial Services & Supplies           95,407        4,696,504
a  Vestas Wind Systems AS ........................             Electrical Equipment               374,025        4,784,632
a  Vestas Wind Systems AS, 144A ..................             Electrical Equipment               124,675        1,594,877
                                                                                                              -------------
                                                                                                                11,076,013
                                                                                                              -------------
   FINLAND 4.1%
   Amer Group Ltd., A ............................         Leisure Equipment & Products           140,965        7,314,702
   KCI Konecranes International PLC ..............                   Machinery                     24,105          853,223
   Metso OYJ .....................................                   Machinery                    427,160        5,543,926
   Orion OYJ .....................................                Pharmaceuticals                 202,850        5,250,752
                                                                                                              -------------
                                                                                                                18,962,603
                                                                                                              -------------
   FRANCE .8%
   Galeries Lafayette SA .........................               Multiline Retail                  22,255        3,919,945
                                                                                                              -------------

                                        Quarterly Statements of Investments  | 3

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 1.3%
   Celesio AG ....................................       Health Care Providers & Services          51,310     $  3,274,055
a  Jenoptik AG ...................................      Semiconductor Equipment & Products        283,372        2,609,915
                                                                                                              -------------
                                                                                                                 5,883,970
                                                                                                              -------------
   HONG KONG 12.9%
   Asia Satellite Telecommunications Holdings Ltd.    Diversified Telecommunication Services      594,500        1,055,639
   ASM Pacific Technology Ltd. ...................      Semiconductor Equipment & Products      1,253,000        4,369,520
   Bank of East Asia Ltd. ........................               Commercial Banks                 508,852        1,441,775
   Dah Sing Financial Holdings Ltd. ..............               Commercial Banks                 775,600        4,773,015
   Dickson Concepts International Ltd. ...........               Specialty Retail                 984,000        1,078,636
   Fountain Set Holdings Ltd. ....................       Textiles, Apparel & Luxury Goods       7,290,000        5,047,020
   Giordano International Ltd. ...................               Specialty Retail              14,090,000        8,535,453
   Hung Hing Printing Group Ltd. .................            Containers & Packaging            2,816,000        2,202,299
   Lerado Group Holdings Co. Ltd. ................              Household Durables             18,298,000        3,260,860
   Li & Fung Ltd. ................................                 Distributors                   970,000        1,343,103
   Moulin International Holdings Ltd. ............               Personal Products              6,489,000        3,826,920
   Ngai Lik Industrial Holding Ltd. ..............              Household Durables             13,359,974        5,181,372
   Techtronic Industries Co. Ltd. ................              Household Durables              4,652,000        6,918,492
   Texwinca Holdings Ltd. ........................       Textiles, Apparel & Luxury Goods       5,091,000        4,471,028
   Wing Lung Bank Ltd. ...........................               Commercial Banks                 709,901        5,096,823
   Yue Yuen Industrial Holdings Ltd. .............       Textiles, Apparel & Luxury Goods         746,000        1,850,689
                                                                                                              -------------
                                                                                                                60,452,644
                                                                                                              -------------
   INDIA 4.8%
   Associated Cement Cos. Ltd. ...................            Construction Materials              827,970        4,277,771
   Gujarat Ambuja Cements Ltd. ...................            Construction Materials              563,280        3,378,465
   Housing Development Finance Corp. Ltd. ........          Thrifts & Mortgage Finance            424,276        5,261,023
   Satyam Computers Services Ltd. ................                  IT Services                   271,595        1,985,352
   Tata Motors Ltd. ..............................                  Automobiles                   841,850        7,682,392
                                                                                                              -------------
                                                                                                                22,585,003
                                                                                                              -------------
   INDONESIA 1.0%
   PT Astra International TBK ....................                  Automobiles                 7,824,500        4,753,801
                                                                                                              -------------
   JAPAN 5.9%
   Hokuetsu Paper Mills Ltd. .....................            Paper & Forest Products             952,000        5,312,853
   Japan Airport Terminal Co. Ltd. ...............         Transportation Infrastructure          528,000        5,277,394
   Meitec Corp. ..................................        Commercial Services & Supplies          120,800        4,226,998
   Ono Pharmaceutical Co. Ltd. ...................                Pharmaceuticals                  32,000        1,513,077
   Sohgo Security Services Co. Ltd. ..............        Commercial Services & Supplies          395,000        4,702,929
   Tenma Corp. ...................................              Household Durables                283,898        4,905,904
   Tokyo Individualized Educational Institute Inc.        Commercial Services & Supplies          120,500        1,555,781
                                                                                                              -------------
                                                                                                                27,494,936
                                                                                                              -------------
   LUXEMBOURG .6%
a  Thiel Logistik AG .............................                  IT Services                   483,229        2,879,826
                                                                                                              -------------
   MEXICO 1.7%
   Grupo Aeroportuario del Sureste SA de CV, ADR .         Transportation Infrastructure          152,733        3,253,213
   Grupo Continental SA ..........................                   Beverages                  3,048,759        4,781,215
                                                                                                              -------------
                                                                                                                 8,034,428
                                                                                                              -------------

4 |  Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NETHERLANDS 6.4%
   Aalberts Industries NV ........................                   Machinery                     92,893     $  2,918,983
   Arcadis NV ....................................          Construction & Engineering            194,545        2,656,081
   Athlon Holding NV .............................               Consumer Finance                 208,840        4,324,642
   IHC Caland NV .................................          Energy Equipment & Services            44,400        1,886,973
   Oce NV ........................................              Office Electronics                285,900        4,309,497
   OPG Groep NV ..................................       Health Care Providers & Services         145,850        7,576,965
   Vedior NV .....................................        Commercial Services & Supplies          435,590        6,398,023
                                                                                                              -------------
                                                                                                                30,071,164
                                                                                                              -------------
   PHILIPPINES 1.0%
a  Philippine Long Distance Telephone Co. ........    Diversified Telecommunication Services      199,170        4,447,347
                                                                                                              -------------
   SINGAPORE 1.6%
   Huan Hsin Holdings Ltd. .......................           Communications Equipment             460,000          221,880
   OSIM International Ltd. .......................               Personal Products              5,547,600        3,288,422
   Want Want Holdings Ltd. .......................                 Food Products                3,694,000        3,804,820
                                                                                                              -------------
                                                                                                                 7,315,122
                                                                                                              -------------
   SOUTH KOREA 4.8%
   Bank of Pusan .................................               Commercial Banks                 952,285        5,178,737
   Dae Duck Electronics Co. Ltd. .................      Electronic Equipment & Instruments        455,153        3,230,244
   Daegu Bank Co. Ltd. ...........................               Commercial Banks               1,219,885        6,467,112
   Halla Climate Control Co. Ltd. ................                Auto Components               1,006,500        7,745,617
                                                                                                              -------------
                                                                                                                22,621,710
                                                                                                              -------------
   SPAIN 1.1%
   Sol Melia SA ..................................         Hotels Restaurants & Leisure           635,845        5,358,674
                                                                                                              -------------
   SWEDEN 1.7%
   D. Carnegie & Co. AB ..........................                Capital Markets                 520,863        4,259,132
   Observer AB ...................................                     Media                    1,127,565        3,790,925
                                                                                                              -------------
                                                                                                                 8,050,057
                                                                                                              -------------
   SWITZERLAND 4.5%
   Gurit Heberlein AG, Br. .......................                   Chemicals                      6,050        5,000,879
   Kuoni Reisen Holding AG, B ....................         Hotels Restaurants & Leisure            15,450        6,315,981
   SIG Holding AG ................................                   Machinery                     29,280        5,447,016
   Vontobel Holding AG ...........................                Capital Markets                 224,550        4,300,211
                                                                                                              -------------
                                                                                                                21,064,087
                                                                                                              -------------
   TAIWAN .7%
   Taiwan Fu Hsing ...............................              Household Durables              3,530,000        3,115,622
                                                                                                              -------------
   THAILAND .1%
   BEC World Public Co. Ltd., fgn. ...............                     Media                    1,390,300          595,554
                                                                                                              -------------
   UNITED KINGDOM 6.9%
   Avis Europe PLC ...............................                  Road & Rail                 2,033,080        3,539,923
   Bodycote International PLC ....................                   Machinery                  1,195,195        3,216,629
   Bodycote International PLC, 144A ..............                   Machinery                    298,798          804,155
   Burberry Group PLC, 144A ......................       Textiles, Apparel & Luxury Goods         254,200        1,735,745
   Geest PLC .....................................                 Food Products                  525,473        5,174,273
   John Wood Group ...............................          Energy Equipment & Services         1,852,096        3,974,166

                                        Quarterly Statements of Investments  | 5

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                          INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Kidde PLC .....................................             Electrical Equipment             1,753,535     $  3,794,564
   Laird Group PLC ...............................      Electronic Equipment & Instruments        710,060        3,570,185
   Novar PLC .....................................               Building Products              1,931,003        4,152,260
   Yule Catto & Company PLC ......................                   Chemicals                    412,280        2,116,054
                                                                                                              -------------
                                                                                                                32,077,954
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $302,644,254) .......                                                             402,739,020
                                                                                                              -------------
   PREFERRED STOCKS 2.5%
   BRAZIL 1.5%
   Aracruz Celulose SA, ADR, pfd. ................            Paper & Forest Products             160,565        5,555,549
   Telemig Celular Participacoes SA, ADR, pfd. ...      Wireless Telecommunication Services        51,478        1,449,106
                                                                                                              -------------
                                                                                                                 7,004,655
                                                                                                              -------------
   GERMANY 1.0%
   Hugo Boss AG, pfd. ............................       Textiles, Apparel & Luxury Goods         199,210        4,660,065
                                                                                                              -------------
   TOTAL PREFERRED STOCKS (COST $7,404,933) ......                                                              11,664,720
                                                                                                              -------------
   TOTAL LONG TERM INVESTMENTS (COST $310,049,187)                                                             414,403,740
                                                                                                              -------------

                                                                                              -----------
                                                                                               PRINCIPAL
                                                                                                AMOUNT
                                                                                              -----------
   SHORT TERM INVESTMENTS (COST $32,996,480) 7.1%
   Fannie Mae, 1.28%, 8/02/04 ....................                                            $33,000,000       32,996,480
                                                                                                              -------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
    (COST $343,045,667) ..........................                                                             447,400,220
                                                                                                              -------------
   REPURCHASE AGREEMENT (COST $19,705,000) 4.2%
 b  Dresdner Bank AG, 1.30%, 8/02/04 (Maturity
    Value $19,707,135) Collateralized by U.S.
    Treasury Bills, Notes and Bonds, and U.S.
    Government Agency Securities .................                                             19,705,000       19,705,000
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $362,750,667) 100.0% ..                                                             467,105,220
   OTHER ASSETS, LESS LIABILITIES ................                                                                  16,722
                                                                                                              -------------
   NET ASSETS 100.0% .............................                                                            $467,121,942
                                                                                                              =============

aNon-income producing.
bAt July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.

6 |  See Notes to Statements of Investments.  |  Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                  INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 68.9%
   AUSTRALIA 5.0%
   Alumina Ltd. ..................................                Metals & Mining                 644,070     $  2,340,908
   John Fairfax Holdings Ltd. ....................                     Media                      940,498        2,483,037
   Qantas Airways Ltd. ...........................                   Airlines                     789,299        1,929,083
a  Sons of Gwalia Ltd. ...........................                Metals & Mining                 902,880        1,087,533
                                                                                                              -------------
                                                                                                                 7,840,561
                                                                                                              -------------
   BERMUDA 1.7%
   XL Capital Ltd., A ............................                   Insurance                     37,850        2,675,238
                                                                                                              -------------
   CANADA 2.5%
   Barrick Gold Corp. ............................                Metals & Mining                 145,685        2,785,497
   CAE Inc. ......................................              Aerospace & Defense               242,630        1,159,293
                                                                                                              -------------
                                                                                                                 3,944,790
                                                                                                              -------------
   CHINA .5%
   China Pharmaceutical Enterprise &
    Investment Corp. Ltd. ........................                Pharmaceuticals               2,670,000          727,418
   Chitaly Holding ...............................              Household Durables                136,000           73,232
                                                                                                              -------------
                                                                                                                   800,650
                                                                                                              -------------
   DENMARK .9%
a  Vestas Wind Systems AS ........................             Electrical Equipment                86,430        1,105,637
a  Vestas Wind Systems AS, 144A ..................             Electrical Equipment                28,810          368,545
                                                                                                              -------------
                                                                                                                 1,474,182
                                                                                                              -------------
   GERMANY .9%
   Volkswagen AG .................................                  Automobiles                    36,340        1,474,426
                                                                                                              -------------
   HONG KONG 3.8%
   Bank of East Asia Ltd. ........................               Commercial Banks                  52,240          148,016
   Cheung Kong Holdings Ltd. .....................                  Real Estate                   307,000        2,273,025
   Giordano International Ltd. ...................               Specialty Retail               1,746,000        1,057,693
   Hutchison Whampoa Ltd. ........................           Industrial Conglomerates             358,000        2,421,136
                                                                                                              -------------
                                                                                                                 5,899,870
                                                                                                              -------------
   INDIA 1.1%
   Satyam Computers Services Ltd. ................                  IT Services                   226,810        1,657,975
                                                                                                              -------------
   ISRAEL .9%
a  Check Point Software Technologies Ltd. ........                   Software                      68,496        1,362,386
                                                                                                              -------------
   ITALY 1.4%
   Eni SpA .......................................                   Oil & Gas                    103,098        2,122,533
                                                                                                              -------------
   JAPAN 6.0%
   Hitachi Ltd. ..................................      Electronic Equipment & Instruments        123,000          750,437
   Nippon Telegraph & Telephone Corp. ............    Diversified Telecommunication Services          585        2,913,059
   Sohgo Security Services Co. Ltd. ..............        Commercial Services & Supplies          151,700        1,806,163
   Sony Corp. ....................................              Household Durables                 53,100        1,862,824
   Takeda Pharmaceutical Co. Ltd. ................                Pharmaceuticals                  13,800          645,086
   Toshiba Corp. .................................            Computers & Peripherals             394,000        1,445,839
                                                                                                              -------------
                                                                                                                 9,423,408
                                                                                                              -------------

                                                                                   Quarterly Statements of Investments  | 7

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                   INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 1.3%
   Telefonos de Mexico SA de CV (Telmex), L, ADR .    Diversified Telecommunication Services       63,387     $  1,957,391
                                                                                                              -------------
   NORWAY 1.0%
   Telenor ASA ...................................    Diversified Telecommunication Services      226,000        1,539,688
   Telenor ASA, 144A .............................    Diversified Telecommunication Services        1,810           12,331
                                                                                                              -------------
                                                                                                                 1,552,019
                                                                                                              -------------
   SINGAPORE 1.2%
   DBS Group Holdings Ltd. .......................               Commercial Banks                 202,000        1,819,556
                                                                                                              -------------
   SOUTH AFRICA 1.3%
   AngloGold Ltd., ADR ...........................                Metals & Mining                  62,341        2,044,161
                                                                                                              -------------
   SOUTH KOREA 8.8%
   Bank of Pusan .................................               Commercial Banks                 306,740        1,668,120
   Dae Duck Electronics Co. Ltd. .................      Electronic Equipment & Instruments         66,050          468,760
   Halla Climate Control Co. Ltd. ................             Electrical Equipment               166,840        1,283,933
   Hana Bank .....................................               Commercial Banks                  42,550          807,704
   Hana Bank, 144A ...............................               Commercial Banks                  32,000          607,439
a  Kookmin Bank ..................................               Commercial Banks                  34,380          945,119
   KT Corp., ADR .................................    Diversified Telecommunication Services      119,764        2,130,602
   LG Electronics Inc. ...........................              Household Durables                 23,230          967,337
   POSCO .........................................                Metals & Mining                  15,150        2,066,204
   Samsung Electronics Co. Ltd. ..................      Semiconductor Equipment & Products          3,870        1,379,897
   SK Telecom Co. Ltd. ...........................      Wireless Telecommunication Services        10,490        1,426,174
                                                                                                              -------------
                                                                                                                13,751,289
                                                                                                              -------------
   SPAIN 1.0%
   Iberdrola SA, Br. .............................              Electric Utilities                 37,682          771,243
   Repsol YPF SA .................................                   Oil & Gas                     37,310          792,377
                                                                                                              -------------
                                                                                                                 1,563,620
                                                                                                              -------------
   SWITZERLAND 2.4%
   Nestle SA .....................................                 Food Products                    9,620        2,458,858
   UBS AG ........................................                Capital Markets                  20,586        1,377,388
                                                                                                              -------------
                                                                                                                 3,836,246
                                                                                                              -------------
   TAIWAN 1.1%
   Chunghwa Telecom Co. Ltd., ADR ................    Diversified Telecommunication Services      110,100        1,770,408
                                                                                                              -------------
   THAILAND .6%
a  Bangkok Bank Public Co. Ltd., fgn. ............               Commercial Banks                 439,400        1,010,237
                                                                                                              -------------
   UNITED KINGDOM 12.1%
   Avis Europe PLC ...............................                  Road & Rail                 1,399,734        2,437,164
   BHP Billiton PLC ..............................                Metals & Mining                 222,350        2,025,701
   BP PLC ........................................                   Oil & Gas                    325,435        3,053,616
   GlaxoSmithKline PLC ...........................                Pharmaceuticals                 102,818        2,088,444
   Pearson PLC ...................................                     Media                      213,863        2,397,559
   Shell Transport & Trading Co. PLC .............                   Oil & Gas                    433,081        3,138,325
   Smiths Group PLC ..............................           Industrial Conglomerates             124,500        1,652,695

8 |  Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                  INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Standard Chartered PLC ........................               Commercial Banks                  83,489     $  1,380,805
   Weir Group PLC ................................                   Machinery                    152,330          791,539
                                                                                                              -------------
                                                                                                                18,965,848
                                                                                                              -------------
   UNITED STATES 13.4%
   Best Buy Co. Inc. .............................               Specialty Retail                  31,920        1,537,267
a  BMC Software Inc. .............................                   Software                      72,098        1,130,497
   Bristol-Myers Squibb Co. ......................                Pharmaceuticals                  78,360        1,794,444
a  DirectTV Group Inc. ...........................                     Media                      139,790        2,265,996
   Dow Chemical Co. ..............................                   Chemicals                     37,820        1,508,640
a  Gartner Inc., A ...............................                  IT Services                   204,790        2,570,114
   Hubbell Inc., B ...............................             Electrical Equipment                27,010        1,220,852
   Lockheed Martin Corp. .........................              Aerospace & Defense                50,200        2,660,098
   Raytheon Co. ..................................              Aerospace & Defense                89,060        2,987,963
   Temple-Inland Inc. ............................            Containers & Packaging               20,660        1,410,045
   Willis Group Holdings Ltd. ....................                   Insurance                     54,030        1,880,244
                                                                                                              -------------
                                                                                                                20,966,160
                                                                                                              -------------
   TOTAL COMMON STOCKS (COST $99,144,859) ........                                                             107,912,954
                                                                                                              -------------
   PREFERRED STOCKS (COST $1,351,553) .9%
   BRAZIL
   Petroleo Brasileiro SA, ADR, pfd. .............                   Oil & Gas                     54,620        1,401,003
                                                                                                              -------------
   TOTAL LONG TERM INVESTMENTS (COST $100,496,412)                                                             109,313,957
                                                                                                              -------------

                                                                                              -----------
                                                                                               PRINCIPAL
                                                                                                AMOUNT
                                                                                              -----------
   SHORT TERM INVESTMENTS 25.5%
   UNITED STATES
   U.S. Treasury Bill, 1.40%, 10/28/04 ...........                                            $35,000,000       34,879,040
   Danske Bank AS, 1.29%, 8/02/04 ................                                              5,000,000        5,000,000
                                                                                                              -------------
   TOTAL SHORT TERM INVESTMENTS (COST $39,881,583)                                                              39,879,040
                                                                                                              -------------
   TOTAL INVESTMENTS (COST $140,377,995) 95.3% ...                                                             149,192,996
   SECURITIES SOLD SHORT  (24.3)% ................                                                             (38,086,586)
   OTHER ASSETS, LESS LIABILITIES 29.0% ..........                                                              45,492,055
                                                                                                              -------------
   NET ASSETS 100.0% .............................                                                            $156,598,465
                                                                                                              -------------

                                                                                              -----------
                                                                                                 SHARES
                                                                                              -----------
   SECURITIES SOLD SHORT 24.3%
   GERMANY 1.0%
   DaimlerChrysler AG ............................                  Automobiles                    36,310        1,624,027
                                                                                                              -------------
   HONG KONG 1.0%
   iShares MSCI Hong Kong Index Fund .............        Diversified Financial Services          160,070        1,623,110
                                                                                                              -------------
   INDIA 1.0%
   Infosys Technologies Ltd., ADR ................                  IT Services                    29,440        1,479,360
                                                                                                              -------------

                                        Quarterly Statements of Investments  | 9

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                   INDUSTRY                   SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
   SECURITIES SOLD SHORT (CONT.)
   NETHERLANDS .9%
   European Aeronautic Defense & Space Co. .......              Aerospace & Defense                49,710     $  1,370,526
                                                                                                              -------------
   SOUTH KOREA 1.8%
   iShares MSCI South Korea Index Fund ...........        Diversified Financial Services          131,050        2,888,342
                                                                                                              -------------
   SWEDEN .9%
   Hennes & Mauritz AB, B ........................               Specialty Retail                  57,380        1,476,765
                                                                                                              -------------
   UNITED KINGDOM 2.6%
a  MM02 PLC ......................................      Wireless Telecommunication Services       704,320        1,146,287
   Northern Rock PLC .............................          Thrifts & Mortgage Finance            107,450        1,387,284
   Rio Tinto PLC .................................                Metals & Mining                  57,840        1,507,214
                                                                                                              -------------
                                                                                                                 4,040,785
                                                                                                              -------------
   UNITED STATES 15.1%
   Alcoa Inc. ....................................                Metals & Mining                  52,400        1,678,372
   Anheuser-Busch Cos. Inc. ......................                   Beverages                     22,870        1,186,953
   Chubb Corp. ...................................                   Insurance                     28,990        1,993,932
   Circuit City Stores Inc. ......................               Specialty Retail                  68,600          967,260
   Goldman Sachs Group Inc. ......................                Capital Markets                  13,020        1,148,234
a  Juniper Networks Inc. .........................           Communications Equipment              45,260        1,039,170
a  Micron Technology Inc. ........................      Semiconductor Equipment & Products         82,490        1,116,090
   Nasdaq 100 ....................................        Diversified Financial Services           33,600        1,173,312
   Newmont Mining Corp. ..........................                Metals & Mining                  40,140        1,624,466
a  Oracle Corp. ..................................                   Software                     102,450        1,076,749
   S&P 500 Depository Receipt ....................        Diversified Financial Services           63,820        7,072,532
   Toll Brothers Inc. ............................              Household Durables                 19,710          783,275
   Visteon Corp. .................................                Auto Components                 115,420        1,186,518
   Walgreen Co. ..................................           Food & Staples Retailing              42,220        1,536,808
                                                                                                              -------------
                                                                                                                23,583,671
                                                                                                              -------------
   TOTAL SECURITIES SOLD SHORT
     (PROCEEDS $36,862,887) ......................                                                            $ 38,086,586
                                                                                                              -------------

aNon-income producing.

10 |  See Notes to Statements of Investments.  |  Quarterly Statements of Investments

Franklin Templeton International Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                      ------------------------------------------------------------------
                                       TEMPLETON FOREIGN SMALLER
                                        COMPANIES FUND FRANKLIN        TEMPLETON GLOBAL LONG-SHORT FUND
                                      ------------------------------------------------------------------
Cost of investments ...............           $365,198,906                       $140,443,876
                                      ------------------------------------------------------------------
Unrealized appreciation ...........           $108,989,175                       $ 12,601,449
                                      ------------------------------------------------------------------
Unrealized depreciation ...........             (7,082,861)                        (5,076,030)
                                      ------------------------------------------------------------------
Net unrealized
 appreciation (depreciation) ......           $101,906,314                       $  7,525,419
                                      ==================================================================

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                       Quarterly Statements of Investments  | 11


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains
    -------------------------------------------------
disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the
    -----------------------------
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 28, 2004


By /s/Galen G. Vetter
       Chief Financial Officer
Date    September 28, 2004








                                    Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of the Franklin Templeton International Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Templeton International Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/GALEN G. VETTER
Chief Financial Officer